Income Taxes - Provision (recovery) for income taxes varies from the expected provision at the statutory rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Taxes
Income before income taxes	$ 217,090	$ 191,633	$ 151,152
Amount
Canada federal tax	54,273	50,783	40,055
Permanent differences		1,490	124
Effect of rate changes on current year timing differences		(424)	(48)
Change in estimates relating to prior periods		66	(2,888)
Increase (decrease) in accruals for uncertain tax positions		(544)	(117)
Non-taxable or non-deductible items	1,776
Changes in valuation allowance	379	564	263
Tax credits	(368)	(2,230)	(1,488)
Other	(354)	697	637
Domestic provincial income taxes, net of federal effect (net of provincial abatement)	362
Foreign tax effects		(2,042)	(1,293)
Changes in unrecognized tax benefits	426
Income tax expense	$ 53,323	$ 48,360	$ 35,245
Tax Jurisdiction of Domicile [Extensible Enumeration]	Canada	Canada	Canada
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	ONTARIO
Percentage
Canada federal tax	25.00%	26.50%	26.50%
Non-deductible items	0.80%
Changes in valuation allowance	0.20%
Tax credits federal	(0.20%)
Other	(0.20%)
Domestic provincial income taxes, net of federal effect (net of provincial abatement)	0.20%
Changes in unrecognized tax benefits	0.20%
Effective tax rate	24.60%
United States
Amount
Foreign tax effects	$ (2,905)
Percentage
Foreign tax effects	(1.30%)
Other than United States
Amount
Foreign tax effects	$ (266)
Percentage
Foreign tax effects	(0.10%)